Share Based Payments (Details) - Schedule of estimated the fair value of warrants using - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Estimated The Fair Value Of Warrants Using Abstract
Outstanding at 1 January	$ 697	$ 697	$ 2,418
Granted			324
Transfer to share premium on exercise of warrants			(2,045)
Outstanding at 31 December	$ 697	$ 697	$ 697